Property, Plant and Equipment, Net - Schedule of Carrying Value of Property, Plant and Equipment on Finance Lease Arrangements (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	$ 10,425,356	$ 13,449,470	$ 11,746,249
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Subtotal	1,626,797	2,098,687	2,241,131
Less: Accumulated amortization	(965,964)	(1,246,164)	(1,406,214)
Motor vehicles, net	$ 660,833	$ 852,523	$ 834,917